UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Four Greenwich Office Park

         Greenwich, Connecticut  06831

13F File Number:  28-12926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

     Kevin Wyman     Greenwich, Connecticut     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $71,330 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLUEGREEN CORP                 COM              096231105      188    27300 SH  PUT  SOLE                    27300
CHURCH & DWIGHT INC            COM              171340102      310     5000 SH  PUT  SOLE                     5000
CORUS BANKSHARES INC           COM              220873103      312    77100 SH  PUT  SOLE                    77100
EASTMAN KODAK CO               COM              277461109     6152   400000 SH  CALL SOLE                   400000
ENER1 INC                      COM NEW          29267A203       36     4542 SH       SOLE                     4542
FIBERTOWER CORP                COM              31567R100      417   301644 SH       SOLE                   301644
FIRST AMERN CORP CALIF         COM              318522307    13254   449300 SH  PUT  SOLE                   449300
FIRST HORIZON NATL CORP        COM              320517105     1872   200000 SH  PUT  SOLE                   200000
GOLDMAN SACHS GROUP INC        COM              38141G104      640     5000 SH       SOLE                     5000
HUNTSMAN CORP                  COM              447011107      441    35000 SH       SOLE                    35000
HUNTSMAN CORP                  COM              447011107     7725   613100 SH  CALL SOLE                   613100
HUNTSMAN CORP                  COM              447011107      251    20000 SH  PUT  SOLE                    20000
IDEARC INC                     COM              451663108      663   530656 SH       SOLE                   530656
KEYCORP NEW                    COM              493267108     2388   200000 SH  PUT  SOLE                   200000
LAMAR ADVERTISING CO           CL A             512815101     7886   255300 SH  PUT  SOLE                   255300
MAGUIRE PPTYS INC              COM              559775101       18     3000 SH  PUT  SOLE                     3000
MARINEMAX INC                  COM              567908108     1454   201000 SH  PUT  SOLE                   201000
NEOSE TECHNOLOGIES INC         COM              640522108      396  1236700 SH       SOLE                  1236700
NEPHROS INC                    COM              640671103      544  1297330 SH       SOLE                  1297330
PALM INC NEW                   COM              696643105     1317   220600 SH  PUT  SOLE                   220600
PROSHARES TR                   ULTRA FINL PRO   74347R743     1754   100000 SH       SOLE                   100000
RAMBUS INC DEL                 COM              750917106     4670   363500 SH  CALL SOLE                   363500
REPLIGEN CORP                  COM              759916109     2964   629171 SH       SOLE                   629171
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     1989   100000 SH       SOLE                   100000
SPRINT NEXTEL CORP             COM SER 1        852061100      624   102300 SH  CALL SOLE                   102300
STEIN MART INC                 COM              858375108      199    51100 SH  PUT  SOLE                    51100
SYNCORA HOLDINGS LTD           SHS              G8649T109     1995  1478219 SH       SOLE                  1478219
TFS FINL CORP                  COM              87240R107     9197   734600 SH  PUT  SOLE                   734600
UNITED NAT FOODS INC           COM              911163103     1616    64700 SH  PUT  SOLE                    64700
WASHINGTON MUT INC             COM              939322103       29   350000 SH       SOLE                   350000
WASHINGTON MUT INC             COM              939322103       29   350000 SH  PUT  SOLE                   350000